PAYDEN & RYGEL

333 South Grand Avenue, 32nd Floor

Los Angeles, California 90071

Telephone (213) 625-1900

July 23, 2013

WRITER’S DIRECT

DIAL NUMBER

(213) 830-4255

Securities and Exchange Commission

100 “F” Street, N.E.

Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group Post Effective Amendment No. 83 to Form N-1A Registration Statement File Nos. 811-6625, 33-46973 CIK No. 0000885709

Ladies and Gentlemen:

Concurrently with this letter, we are filing electronically with the Securities and Exchange Commission (the “Commission) on behalf of The Payden & Rygel Investment Group (the “Group”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), Post- Effective Amendment No. 83 to the Group’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 84 under the Investment Company Act of 1940, as amended (the “Filing”). The Filing is with respect to two new series of the Group, the Payden Floating Rate Fund (the “Floating Rate Fund”) and Payden Emerging Markets Corporate Bond Fund (the “EM Corporate Bond Fund”).

Request for Selective Review and Acceleration of Effectiveness to September 9, 2013

The purpose of this letter is to request, pursuant to Rule 461 under the 1933 Act, the selective review and acceleration of the effective date of the Filing to Monday, September 9, 2013.

In the case of the EM Corporate Bond Fund, the request for selective review and acceleration of effectiveness is based on the fact that its principal investment strategies and principal investment risks are very similar to those of its affiliate funds, the Payden Emerging Markets Bond Fund, which commenced operations on December 17, 1998, and the Payden Emerging Markets Local Bond Fund, which commenced operations on November 11, 2011. Each of those funds was the subject of a full review by the

Securities and Exchange Commission

July 23, 2013

Commission staff. In fact, the EM Corporate Bond Fund can be considered a “specialty fund” whose principal investment strategies are encompassed by the broader principal investment strategies of its two affiliate funds.

The request for selective review and acceleration of effectiveness of the Floating Rate Fund is similarly based. The Floating Rate Fund’s affiliate fund, the Payden High Income Fund, which commenced operations on December 30, 1997 following a full review by the Commission staff, is a broad-based high yield fund whose principal investment strategies include investment in a wide variety of high yield, below investment-grade securities and debt instruments, including loans. The principal investment strategies and principal investment risks for the Floating Rate Fund are similar to those of its affiliate fund. Because the Floating Rate Fund focuses on high yield below investment-grade loans, it is a similar “specialty fund” whose principal investment strategies are encompassed by the broader principal investment strategies of its affiliate fund.

Finally, in connection with this request, the Group acknowledges and agrees to the following:

1.	Should the Commission or the Commission staff, acting pursuant to delegated authority, declare the Filing effective as of September 9, 2013, it does not foreclose the Commission from taking any action with respect to the Filing; and

2.	The action of the Commission or Commission staff, acting pursuant to delegated authority, in declaring the Filing effective does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the Filing; and

3.	The Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Should you have any questions on the foregoing, please do not hesitate to contact the undersigned at the number set forth above. Thank you for your assistance.

Very truly yours,

Edward S. Garlock

Managing Principal and

General Counsel